Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Costs

The following table sets forth information about the Company’s lease costs for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Operating lease cost	$21,410	$21,195
Short-term lease cost	1,783	1,685
Finance lease cost:
Amortization of right-of-use assets	1,562	743
Interest on lease liabilities	2,317	303
Total lease costs	$27,072	$23,926

The following table sets forth supplemental cash flow information about operating and finance leases for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
ROU assets obtained in exchange for new lease liabilities
Operating lease liabilities	$12,884	$14,866
Finance lease liabilities	$25,197	$16,039

Supplemental balance sheet information related to the leases is as follows:

	December 31, 2025	December 31, 2024
Weighted-average remaining lease term – operating leases	9.22 years	9.09 years
Weighted-average discount rate – operating leases	7.48%	6.87%
Weighted-average remaining lease term – finance leases	4.31	4.83 years
Weighted-average discount rate – finance leases	11.71%	8.23%

Schedule of Future Minimum Lease Payments Under Operating and Finance Leases

The Company’s future lease payments under operating leases as of December 31, 2025 are as follows:

Fiscal Year	Amount
2026	$18,970
2027	15,352
2028	8,959
2029	6,459
2030	4,631
Thereafter	36,760
Total undiscounted cash flows	91,131
Less: Imputed interest	(28,706)
Present value of lease liabilities	$62,425

The Company’s future lease payments under finance leases as of December 31, 2025 are as follows:

Fiscal Year	Amount
2026	$6,979
2027	7,064
2028	7,750
2029	4,921
2030	3,558
Thereafter	-
Total undiscounted cash flows	30,272
Less: Imputed interest	(6,662)
Present value of lease liabilities	$23,610